Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Results of Operating for Oil, Natural Gas and NGL Producing Activities (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019
Oil, NGL and natural gas sales			$ 16,400			$ 8,223	$ 8,115
Lease operating expenses			2,653			4,870	3,372
Production and ad valorem taxes	$ 2,543	$ 94	886	$ 4,207	$ 402	566	449
Exploration and abandonment expense			5,032			4	2,850
Depletion, depreciation and amortization expense			9,877			6,385	4,269
Accretion of discount on asset retirement obligations			51			89	72
Results of operations from oil and gas production activities			$ (2,099)			$ (3,691)	$ (2,897)